Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Taxes
Effective tax rate (as a percent)	10.10%		11.10%
Statutory rate (as a percent)			35.00%
Income tax provision (benefit)
Jones Energy, Inc.	$ 5,197	$ (375)	$ 5,395	$ (375)
Non-controlling interests	674	31	1,155	282
Total tax provision (benefit)	$ 5,871	$ (344)	$ 6,550	$ (93)